Consolidated Statement of Cash Flows (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Consolidated Statement of Cash Flows
Proceeds received from Nacala project finance	$ 2,572
Expense incurred in relation to Brumadinho event	730
Amount already been disbursed related to the Brumadinho event	$ 1,719